Shareholder Report, Holdings (Details)	Jun. 30, 2024
Fidelity Advisor Municipal Income Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Municipal Income Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Municipal Income Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Municipal Income Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Municipal Income Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Income Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Municipal Income Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Advisor Municipal Income Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Municipal Income Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Municipal Income Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Municipal Income Fund - Class I | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Municipal Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Fidelity Advisor Municipal Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Municipal Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Municipal Income Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Municipal Income Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Municipal Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Michigan Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Michigan Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Michigan Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Michigan Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Michigan Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Michigan Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Michigan Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Michigan Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Fidelity Michigan Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Michigan Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Michigan Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Michigan Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	42.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Limited Term Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Limited Term Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Limited Term Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Limited Term Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Limited Term Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Limited Term Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Limited Term Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Limited Term Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Limited Term Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Limited Term Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Limited Term Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Limited Term Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Limited Term Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Fidelity Limited Term Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Limited Term Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Limited Term Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Limited Term Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Conservative Income Municipal Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Conservative Income Municipal Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Conservative Income Municipal Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Conservative Income Municipal Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Conservative Income Municipal Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Conservative Income Municipal Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Conservative Income Municipal Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Conservative Income Municipal Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Conservative Income Municipal Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Conservative Income Municipal Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Conservative Income Municipal Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Conservative Income Municipal Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Conservative Income Municipal Bond Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Conservative Income Municipal Bond Fund | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Conservative Income Municipal Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	42.20%
Fidelity Conservative Income Municipal Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Conservative Income Municipal Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Flex Conservative Income Municipal Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Flex Conservative Income Municipal Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Flex Conservative Income Municipal Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Flex Conservative Income Municipal Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Flex Conservative Income Municipal Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Flex Conservative Income Municipal Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Flex Conservative Income Municipal Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Flex Conservative Income Municipal Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Flex Conservative Income Municipal Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Flex Conservative Income Municipal Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Flex Conservative Income Municipal Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Flex Conservative Income Municipal Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Flex Conservative Income Municipal Bond Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Flex Conservative Income Municipal Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Fidelity Flex Conservative Income Municipal Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Flex Conservative Income Municipal Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	42.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Minnesota Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity Minnesota Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Fidelity Minnesota Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Minnesota Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Minnesota Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Minnesota Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Minnesota Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Fidelity Minnesota Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Minnesota Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Minnesota Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Minnesota Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Fidelity Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Municipal Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Flex Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Flex Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Flex Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Flex Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Flex Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Flex Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Flex Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Flex Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Flex Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Flex Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Flex Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Flex Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Flex Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Flex Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Municipal Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Flex Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Municipal Income Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Municipal Income Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Municipal Income Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Municipal Income Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Municipal Income Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Income Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Municipal Income Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Advisor Municipal Income Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Municipal Income Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Municipal Income Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Municipal Income Fund - Class Z | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Municipal Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Fidelity Advisor Municipal Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Municipal Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Municipal Income Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Municipal Income Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Municipal Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Ohio Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity Ohio Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Ohio Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Ohio Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Ohio Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Ohio Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Ohio Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Ohio Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Ohio Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Ohio Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Ohio Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Municipal Income Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Municipal Income Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Municipal Income Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Municipal Income Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Municipal Income Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Income Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Municipal Income Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Advisor Municipal Income Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Municipal Income Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Municipal Income Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Municipal Income Fund - Class A | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Municipal Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Fidelity Advisor Municipal Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Municipal Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Municipal Income Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Municipal Income Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Municipal Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Pennsylvania Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Pennsylvania Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Pennsylvania Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Pennsylvania Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Pennsylvania Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Pennsylvania Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Pennsylvania Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	60.20%
Fidelity Pennsylvania Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Pennsylvania Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Pennsylvania Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Pennsylvania Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Pennsylvania Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Municipal Income Fund - Class M | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Municipal Income Fund - Class M | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Municipal Income Fund - Class M | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Municipal Income Fund - Class M | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Municipal Income Fund - Class M | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Income Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Municipal Income Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Advisor Municipal Income Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Municipal Income Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Municipal Income Fund - Class M | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Municipal Income Fund - Class M | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Municipal Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Fidelity Advisor Municipal Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Municipal Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Municipal Income Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Municipal Income Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Municipal Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	42.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Municipal Income Fund - Class C | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Municipal Income Fund - Class C | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Municipal Income Fund - Class C | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Municipal Income Fund - Class C | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Municipal Income Fund - Class C | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Income Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Municipal Income Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Advisor Municipal Income Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Municipal Income Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Municipal Income Fund - Class C | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Municipal Income Fund - Class C | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Municipal Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Fidelity Advisor Municipal Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Municipal Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Municipal Income Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Municipal Income Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Municipal Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%